Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 15:-  TRANSACTIONS WITH RELATED PARTIES

a.	The Chairman of the Company's board of directors is a senior partner in the patent firm which represents the Company in intellectual property and commercial matters (the "Service Provider"). The Service Provider charges the Company for services it renders on an hourly basis. The aggregate amount of these expenses was approximately $163, $229 and $234 in 2019, 2018 and 2017, respectively, which were recorded under research and development expenses within Company's consolidated statements of comprehensive loss.

b.	On September 10, 2019, the Company has entered into a collaboration agreement with Univo according to which the Company issued 19,934,355 of its ordinary shares. See also Note 5.